Leasehold Improvement and Equipment, Net (Details Narrative) (Zhongdehuia (SHENZHEN) Education Development Co., Ltd) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Depreciation expense		$ 37,247		$ 40,131
Impairment of leasehold improvements and equipments	$ 55,919			55,919
Leasehold Improvements [Member]
Impairment of leasehold improvements and equipments				33,882
Furniture and Education Equipment [Member]
Impairment of leasehold improvements and equipments				22,037
Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Depreciation expense				83,193	76,191
Impairment of leasehold improvements and equipments	$ 55,919			55,919
Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member] | Leasehold Improvements [Member]
Impairment of leasehold improvements and equipments				33,882
Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member] | Furniture and Education Equipment [Member]
Impairment of leasehold improvements and equipments				$ 22,037